Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Schedule of Convertible Notes [Abstract]
Schedule of convertible notes
	July 31, 2022	October 31, 2021
	(Unaudited)
Principal amount	$992,302	$1,028,179
Add: put premium on stock-settled debt	83,058	-
Less: debt discount	(361,444)	(477,541)
Convertible notes payable, net	$713,916	$550,638

Principal amount – related party	$—	$63,069
Less: debt discount – related party	—	(32,897)
Convertible note payable - related party, net	$—	$30,172

Total convertible notes payable, net	$713,916	$580,810

	October 31, 2021	December 31, 2020
Principal amount	$1,028,179	$447,000
Less: debt discount	(477,541)	(305,524)
Convertible notes payable, net	$550,638	$141,476

Principal amount – related party	$63,069	$—
Less: debt discount – related party	(32,897)	—
Convertible note payable - related party, net	$30,172	$—

Total convertible notes payable, net	$580,810	$141,476

Schedule of fair value of the derivative liabilities
July 31, 2022
Dividend rate	—%
Term (in years)	0.09 to 0.50
Volatility	55% to 90%
Risk—free interest rate	0.04 to 2.90%
Default probability	10.0% to 12.5%
Probability of uplist offering	50%

October 31, 2021
Dividend rate	—%
Term (in years)	0.33 to 0.84
Volatility	90%
Risk—free interest rate	0.04 to 0.11%
Default probability	25%

Schedule of fair value of the stock warrants was estimated at issuance using the Binomial Valuation Model
October 31, 2021
Dividend rate	—%
Term	2.5 years
Volatility	60% to 70%
Risk—free interest rate	0.14 to 0.24%